Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Carried at Fair Value on a Recurring Basis

The following tables summarize the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, by fair value hierarchy, in its consolidated balance sheets:

	December 31, 2016
	(U.S. $ in thousands)
	Level 2	Level 3	Total
Assets:
Foreign exchange forward contracts not
designated as hedging instruments	$1,440	$-	$1,440
Foreign exchange forward contracts
designated as hedging instruments	37	-	37

Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(48)	-	(48)
Foreign exchange forward contracts
designated as hedging instruments	(61)	-	(61)
Obligations in connection with acquisitions	-	(2,619)	(2,619)
	$1,368	$(2,619)	$(1,251)

	December 31, 2015
	(U.S. $ in thousands)
	Level 2	Level 3	Total
Assets:
Foreign exchange forward contracts not
designated as hedging instruments	$866	$-	$866
Foreign exchange forward contracts
designated as hedging instruments	23	-	23

Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(432)	-	(432)
Foreign exchange forward contracts
designated as hedging instruments	(131)	-	(131)
Obligations in connection with acquisitions	-	(6,991)	(6,991)
	$326	$(6,991)	$(6,665)

Schedule of Reconciliation of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs

The following table is a reconciliation of the change for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs, which consist of obligations in connection with acquisitions:

	2016	2015
	(U.S. $ in thousands)
Fair value as of January 1,	$6,991	$35,656
Settlements	(3,500)	(4,994)
Change in fair value recognized in earnings	(872)	(23,671)
Fair value as of December 31,	$2,619	$6,991